Restatement (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Interest expense	$ 102,000	$ 92,000	$ 319,000	$ 363,000		$ 300,000
Minimum [Member]
Interest expense					$ 0
Maximum [Member]
Interest expense					$ 462,000